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C.M. LIFE INSURANCE COMPANY
An Affiliate of Massachusetts Mutual Life Insurance Company
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                                 May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  C.M. Life Insurance Company
     C.M. Life Variable Life Separate Account I
     File No. 33-91072

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the "Company") and C.M. Life Variable Life Separate Account I (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in post-effective amendment number 2 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 25, 1997.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Counsel


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Home Office/Hartford, Connecticut            Mailing Address / 1295 State Street
                                             Springfield, Massachusetts 01111